SEGMENT INFORMATION (Tables)	12 Months Ended
Jun. 30, 2015
Segment Reporting [Abstract]
Schedule of Segment Reporting Information, by Segment [Table Text Block]
business units individually accounted for 5% or more of consolidated net sales as follows:

% of Sales by Business Unit*
Years ended June 30	2015	2014	2013
Fabric Care	22%	22%	22%
Baby Care	15%	15%	14%
Hair Care	11%	11%	11%
Shave Care	9%	10%	10%
Home Care	9%	9%	9%
Family Care	8%	7%	8%
Oral Care	8%	7%	7%
Feminine Care	6%	6%	6%
Skin and Personal Care	7%	7%	8%
All Other	5%	6%	5%
TOTAL	100%	100%	100%

*	% of sales by business unit excludes sales held in Corporate.

Global Segment Results		Net Sales	Earnings/(Loss) from Continuing Operations Before Income Taxes	Net Earnings/(Loss) from Continuing Operations	Depreciation and Amortization	Total Assets	Capital Expenditures
BEAUTY	2015	$12,608	$2,895	$2,181	$247	$4,699	$411
	2014	13,401	3,020	2,300	256	5,260	376
	2013	13,754	2,717	2,042	239	5,240	439
GROOMING	2015	7,441	2,374	1,787	540	23,090	372
	2014	8,009	2,589	1,954	576	23,767	369
	2013	8,038	2,458	1,837	603	23,971	378
HEALTH CARE	2015	7,713	1,700	1,167	202	5,212	218
	2014	7,798	1,597	1,083	199	5,879	253
	2013	7,684	1,582	1,093	191	5,933	248
FABRIC CARE AND HOME CARE	2015	22,274	4,059	2,634	547	7,155	986
	2014	23,506	4,264	2,770	539	7,938	1,057
	2013	23,393	4,378	2,834	544	7,658	985
BABY, FEMININE AND FAMILY CARE	2015	20,247	4,317	2,938	924	10,109	1,337
	2014	20,950	4,310	2,940	908	10,946	1,317
	2013	20,479	4,507	3,047	837	10,926	1,560
CORPORATE (1)	2015	466	(4,333)	(2,420)	674	79,230	412
	2014	737	(2,271)	(389)	663	90,476	476
	2013	562	(2,234)	(507)	568	85,535	398
TOTAL COMPANY	2015	$70,749	$11,012	$8,287	$3,134	$129,495	$3,736
	2014	74,401	13,509	10,658	3,141	144,266	3,848
	2013	73,910	13,408	10,346	2,982	139,263	4,008

(1)
The Corporate reportable segment includes depreciation and amortization, total assets and capital expenditures of the Pet Care business prior to its divestiture during fiscal year 2015 and of the Batteries and Beauty Brands businesses.